Business Combinations - Fair values of assets and liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Apr. 03, 2019	Oct. 01, 2018	Jun. 30, 2018	[1]	Jun. 30, 2017	Feb. 03, 2017
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [abstract]
Goodwill	$ 608,907			$ 311,943		$ 311,900
AgileCraft
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [abstract]
Cash and cash equivalents		$ 1,193
Trade receivables		3,614
Prepaid expenses and other current assets		270
Intangible assets		52,900
Goodwill		101,184
Trade and other payables		(1,196)
Deferred revenue		(2,230)
Net assets acquired		$ 155,735
OpsGenie
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [abstract]
Cash and cash equivalents			$ 1,232
Trade receivables			1,933
Prepaid expenses and other current assets			513
Intangible assets			87,900
Goodwill			189,727
Trade and other payables			(1,533)
Deferred revenue			(1,217)
Deferred tax liabilities			(19,010)
Net assets acquired			$ 259,545
Trello
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [abstract]
Cash and cash equivalents							$ 1,019
Trade receivables							1,035
Prepaid expenses and other current assets							765
Deferred tax assets							17,074
Intangible assets							127,400
Goodwill							289,171
Trade and other payables							(3,532)
Deferred revenue							(2,165)
Deferred tax liabilities							(46,760)
Net assets acquired							$ 384,007

[1]	As adjusted to reflect the impact of the full retrospective adoption of IFRS 15. See Note 2 for further details.